Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

9 Taxation

Accounting policy

Tax expense comprises current and deferred tax. Current and deferred tax are charged or credited in the income statement except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period, outside the income statement (either in other comprehensive income, directly in equity, or through a business combination), in which case the tax appears in the same statement as the transaction that gave rise to it.

Current tax is the amount of corporate income taxes expected to be payable or recoverable based on the profit for the period as adjusted for items that are not taxable or not deductible, and is calculated using tax rates and laws that were enacted or substantively enacted at the date of the statement of financial position. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Provisions are established where appropriate on the basis of amounts expected to be paid to the tax authorities.

Current tax includes amounts provided in respect of uncertain tax positions when management expects that, upon examination of the uncertainty by a tax authority in possession of all relevant knowledge, it is more likely than not that an economic outflow will occur. Changes in facts and circumstances underlying these provisions are reassessed at the date of each statement of financial position, and the provisions are remeasured as required to reflect current information.

Deferred tax is recognised on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the statement of financial position. Deferred tax is calculated using tax rates and laws that have been enacted or substantively enacted at the end of the reporting period, and which are expected to apply when the related deferred tax asset is realised or the deferred tax liability is settled.

Deferred tax liabilities are generally recognised for all taxable temporary differences but not recognised for taxable temporary differences arising on investments in subsidiaries, joint ventures and associates where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.

Deferred tax assets are recognised to the extent it is probable that taxable profits will be available against which the deductible temporary differences can be utilised, and are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. The availability of suitable taxable profit is considered probable when an entity has taxable temporary differences (i.e. deferred tax liabilities) relating to the same taxation authority and the same taxable entity, that are expected to reverse in the same period as the deductible temporary difference or unused tax losses or credit.

Deferred tax assets and liabilities are not recognised in respect of temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination. Deferred tax is not discounted.

When the acquisition of an asset qualifies to be accounted for as a business combination, deferred tax is generally required to be recognised on the difference between the tax base and the book base of the assets and liabilities acquired and assumed. The assets acquired often include identifiable intangible assets as well as goodwill. In many jurisdictions, the manner in which a business combination is effected will impact the tax deductibility and therefore the deferred tax recognised in relation to such intangibles and goodwill.

In an ‘asset acquisition’, where the buyer acquires the trade and assets of a business, there is often a tax deduction available for the amortisation of the identifiable intangible assets and sometimes for the goodwill. In this situation, deferred tax is recognised on the difference between the tax base and the book base of the assets.

In a ‘share acquisition’, where the buyer acquires the share capital of a legal entity that continues to own the trade and assets, tax deductions for amortisation are usually not available. Intangibles which do not qualify for tax deductions therefore give rise to a deferred tax liability. However, deferred tax liabilities are not recognised on temporary differences that arise from goodwill where that is not deductible for tax purposes.

Other areas of accounting judgement

The Group is subject to tax in numerous jurisdictions, giving rise to complex tax issues. As a multinational enterprise, the Group’s tax returns in the countries in which it operates are subject to tax authority audits as a matter of routine. While the Group is confident that tax returns are appropriately prepared and filed, amounts are provided in respect of uncertain tax positions that reflect the risk with respect to tax matters under active discussion with tax authorities, or which are otherwise considered to involve uncertainty.

The valuation of provisions required in relation to uncertain tax positions involves estimation. Provisions against uncertain tax positions are measured using one of the following methods, depending on which of the methods management expects will better predict the amount it will pay over to the tax authority:

■

The Single Best Estimate – where there is a single outcome that is more likely than not to occur. This will happen, for example, where the tax outcome is binary (such as whether an entity can deduct an item of expenditure) or the range of possible outcomes is narrow or concentrated on a single value. The most likely outcome may be that no tax is expected to be payable, in which case the provision is nil; or

■

A Probability-Weighted Expected Value – where, on the balance of probabilities, something will be paid to the tax authority but the possible outcomes are widely dispersed with low individual probabilities (i.e. there is no single outcome more likely than not to occur). In this case, the provision is the sum of the probability-weighted amounts in the range.

9 Taxation (continued)

In assessing provisions against uncertain tax positions, management uses in-house tax experts, professional firms and previous experience to inform the evaluation of risk. However, it remains possible that uncertainties will ultimately be resolved at amounts greater or smaller than the liabilities recorded.

In particular, although the Group reports cross-border transactions undertaken between Group subsidiaries on an arm’s-length basis in tax returns in accordance with OECD guidelines, transfer pricing relies on the exercise of judgement and it is frequently possible for there to be a range of legitimate and reasonable views. This means that it is impossible to be certain that the returns basis will be sustained on examination. Discussions with tax authorities relating to cross-border transactions and other matters are ongoing in a number of our major trading jurisdictions. Although the timing and amount of final resolution of these uncertain tax positions cannot be reliably predicted, no significant impact on the results of the Group is expected in the next year or foreseeable future.

Estimation of income taxes also includes assessments of the recoverability of deferred tax assets, consistent with the Group’s forecasts and annual strategy plan used in the preparation of the annual report and accounts. Deferred tax assets are only recognised to the extent that they are considered recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised. The recoverability of these assets is reassessed at the end of each reporting period, and changes in recognition of deferred tax assets will affect the tax liability in the period of that reassessment.

	2023 GBPm	2024 GBPm	2025 GBPm
Current tax
Current year	(652)	(661)	(750)
Prior years	77	54	24
Total current tax charge	(575)	(607)	(726)
Deferred tax	68	(6)	54
Tax charge	(507)	(613)	(672)

The UK current tax charge was £218m (2024: £187m; 2023: £157m). Cash tax paid (net) in the year was £638m (2024: £662m;
2023: £619m), which is different to the tax expense for the year set out above.

There are a number of reasons why the cash tax payments in a particular year will be different from the tax expense in the accounts:

■	Tax payments relating to a particular year’s profits are typically due partly in the year and partly in the following year.
■

Tax expense includes deferred tax, an accounting adjustment where an item is included in the income statement in one year but is taxed in another year. The acquisition of intangible assets often results in deferred tax liabilities, the unwind of which does not result in tax payments.

■	Current tax expense is the best estimate at the end of the period of cash tax expected to be paid. To the extent the final tax liability is different, any cash tax impact will occur in a later period.
■	Some of the benefits of tax deductions related to share based payments, pensions and hedging are credited to equity or other comprehensive income rather than to tax expense.

Set out below is a reconciliation of the difference between tax expense for the period and the theoretical expense calculated by multiplying accounting profit by the applicable tax rate. The Group believes the most meaningful applicable rate is the weighted average tax rate, which is obtained by multiplying the accounting profits and losses of all consolidated entities by the applicable domestic rate in each of those entities’ jurisdictions.

	2023		2024		2025
	GBPm	%	GBPm	%	GBPm	%
Profit before tax	2,295		2,557		2,750
Tax at average applicable rates	(571)	24.9%	(647)	25.3%	(687)	25.0%
Tax effect of share of results of joint ventures and associates	8	(0.3)%	9	(0.4)%	11	(0.4)%
Income not taxable and expenses not deductible	20	(0.9)%	16	(0.6)%	8	(0.3)%
Non-deductible costs of share based remuneration	(1)	0.0%	(2)	0.1%	(1)	0.0%
Non-deductible disposal-related losses	(22)	1.0%	(7)	0.3%	(24)	0.9%
Deferred tax assets of the period not recognised	(3)	0.1%	(18)	0.7%	(2)	0.1%
Change in recognition and measurement of deferred tax	4	(0.2)%	13	(0.5)%	16	(0.6)%
Movements in provisions and prior year items	58	(2.5)%	23	(0.9)%	7	(0.3)%
Tax charge	(507)	22.1%	(613)	24.0%	(672)	24.4%

9 Taxation (continued)

The weighted average applicable tax rate for the year was 25.0% (2024: 25.3%; 2023: 24.9%), reflecting the applicable rates in the countries where the Group operates. The Group’s future tax charge will be sensitive to the geographic mix of profits and losses and the tax rates and laws in force in the jurisdictions in which the Group operates.

The BEPS Pillar Two Minimum Tax legislation was enacted in July 2023 in the UK with effect from 2024. The Group has applied the temporary exception under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the Pillar Two rules. The rules, including the Side-by-Side agreement released by the OECD in January 2026, do not have a significant impact on the tax charge for the Group.

Other international tax developments, including in the US, do not have any significant impact on the Group.

The effective tax rate of 24.4% (2024: 24.0%; 2023: 22.1%) was lower than the weighted average applicable rate of 25.0%. Income not taxable and expenses not deductible include research and development and other tax credits of £20m (2024: £21m; 2023: £21m). In 2023, there were tax credits arising from the substantial resolution of prior year tax matters.

The following tax has been recognised in other comprehensive income or directly in equity during the year:

	2023 GBPm	2024 GBPm	2025 GBPm
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	19	(11)	(3)

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(12)	3	(5)

Net tax (charge)/credit recognised in other comprehensive income	7	(8)	(8)
Tax credit on share based remuneration recognised directly in equity	24	20	21

	2024 GBPm	2025 GBPm
Current tax assets	42	13
Current tax liabilities	(119)	(153)
Total	(77)	(140)

Current tax assets and liabilities are net amounts in countries where there is a legally enforceable right to offset assets and liabilities on a net basis.

The Group maintained provisions for uncertain tax positions. The total carrying amount of these provisions of £159m (2024: £168m) is comprised of a number of individually immaterial amounts. It is not expected that any resolution of the matters to which the provisions relate, or changes in assumptions relating to the provisions, will have a material impact on the Group’s financial results in the next year.

	2024 GBPm	2025 GBPm
Deferred tax assets	84	75
Deferred tax liabilities	(473)	(405)
Total	(389)	(330)

9 Taxation (continued)

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same jurisdiction) are summarised as follows:

	Deferred tax liabilities		Deferred tax assets
	Acquired intangible assets GBPm	Other temporary differences GBPm	Acquired intangible assets GBPm	Losses and other tax attributes GBPm	Pension balances GBPm	Other temporary differences GBPm	Total GBPm
Deferred tax (liability)/asset at 1 January 2024	(652)	(182)	99	96	47	247	(345)
Credit/(charge) to profit	52	14	(31)	(31)	(10)	-	(6)
(Charge)/credit to equity/other comprehensive income	-	(14)	-	-	6	1	(7)
Acquisitions	(16)	-	-	1	-	-	(15)
Disposals and other	-	-	-	-	-	(2)	(2)
Exchange translation differences	(10)	(1)	(2)	(2)	-	1	(14)
Deferred tax (liability)/asset at 1 January 2025	(626)	(183)	66	64	43	247	(389)
Credit/(charge) to profit	52	22	(31)	-	(3)	14	54
(Charge)/credit to equity/other comprehensive income	-	(8)	-	-	1	3	(4)
Acquisitions	(25)	-	-	-	-	-	(25)
Disposals and other	-	-	-	-	-	-	-
Exchange translation differences	36	7	2	-	(1)	(10)	34
Deferred tax (liability)/asset at 31 December 2025	(563)	(162)	37	64	40	254	(330)

The closing deferred tax liability balance of other temporary differences includes those relating to capitalised development costs of £72m (2024: £86m) and pension surplus of £49m (2024: £47m). The closing deferred tax asset balance of other temporary differences includes those relating to accruals and provisions of £127m (2024: £124m) and share based remuneration provisions of £68m (2024: £63m).

As a result of exemptions on dividends from subsidiaries and capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and interests in joint arrangements.

Deferred tax assets have been recognised for losses and other tax attributes in countries including the US and the Netherlands, the majority of which are expected to have been utilised by 2029.

Deferred tax assets in respect of tax losses and other deductible temporary differences have only been recognised to the extent that it is more likely than not that sufficient taxable profits will be available to allow the asset to be recovered.

Losses and other tax attributes for which no deferred tax asset was recognised:

	2024		2025
	GBPm Gross amount	GBPm Tax effected	GBPm Gross amount	GBPm Tax effected
Trading losses and temporary differences expiring
Within 10 years	55	15	59	13
More than 10 years	13	3	10	2
Available indefinitely	185	51	100	25
Total	253	69	169	40
State and local tax losses expiring
Within 10 years	18	1	18	1
More than 10 years	57	3	48	3
Available indefinitely	-	-	-	-
Total	75	4	66	4
Capital losses expiring
Within 10 years	-	-	-	-
More than 10 years	-	-	-	-
Available indefinitely	140	31	144	32
Total	140	31	144	32